Earnings per Share ("EPS")	12 Months Ended
Dec. 31, 2025
Earnings per Share ("EPS")
Earnings per Share ("EPS")

Note 23 - Earnings per Share ("EPS")

	For the year ended December 31,
	2025			2024
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net income	(in millions)	Amount
Basic earnings per share	$1,112.1	192.7	$5.77	$552.1	192.4	$2.87
Effect of dilutive securities	—	0.3	(0.01)	—	0.2	—
Diluted earnings per share	$1,112.1	193.0	$5.76	$552.1	192.6	$2.87

For the year ended December 31, 2025, 10,762 stock options (2024 – 1,723 stock options) were excluded in the computation of diluted EPS due to being anti-dilutive.